SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 vessel carrier rig segment	Dec. 31, 2024 carrier vessel rig
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of reportable segments | segment	1
Number of car carriers | carrier	7
Maersk A/S (“Maersk”) | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	15	14
Concentration risk, percentage	26.00%	23.00%
Volkswagen Group | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of car carriers | carrier	4	4
Concentration risk, percentage	9.00%	8.00%
Trafigura | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	7	7
Concentration risk, percentage	8.00%	7.00%
Hapag Lloyd | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	6	6
Concentration risk, percentage	15.00%	6.00%
Conocophillips | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered | rig	1	1
Concentration risk, percentage	13.00%	7.00%